Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions with related parties [Abstract]
Revenues	$ 5,356	$ 3,899	$ 2,566
Cost of Goods Sold	51	255	13
Selling and marketing expenses	0	0	257
General and administrative expenses	$ 227	$ 522	$ 447